Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 68,108	$ 96,417
Restricted cash	750	870
Pool receivables from affiliates, net	24,598	62,735
Accounts receivable	30,247	28,313
Vessels held for sale	33,802	0
Due from affiliates	41,420	67,159
Current portion of derivative asset	875	0
Prepaid expenses	15,684	24,320
Total current assets	215,484	279,814
Vessels and equipment At cost, less accumulated depreciation of $459.3 million (2015 - $391.0 million)	1,605,372	1,767,925
Investment in and advances to equity accounted investments	81,273	86,808
Derivative assets	4,538	5,164
Intangible assets - net	17,658	29,619
Goodwill	8,059	0
Other non-current assets	41	146
Total assets	1,932,425	2,169,476
Current
Accounts payable	12,265	16,717
Accrued liabilities	27,224	62,029
Current portion of long-term debt	171,019	174,047
Current portion of derivative liabilities	1,108	6,330
Current portion of in-process revenue contracts	0	1,223
Deferred revenue	4,394	2,676
Due to affiliates	20,912	26,630
Total current liabilities	236,922	289,652
Long-term debt	761,997	990,558
Derivative liabilities	0	4,208
Other long-term liabilities	12,882	7,597
Total liabilities	1,011,801	1,292,015
Commitments and contingencies
Equity
Common stock and additional paid-in capital (300 million shares authorized, 136.1 million Class A and 23.2 million class B shares issued and outstanding as of December 31, 2016 (2015 - 132.8 million Class A and 23.2 million Class B shares issued and outstanding) (notes 4 and 14)	1,103,304	1,094,874
Accumulated deficit	(182,680)	(217,413)
Total equity	920,624	877,461
Total liabilities and equity	$ 1,932,425	$ 2,169,476